Changes in accounting pronouncements (Details Textual) $ in Thousands, $ in Millions	Dec. 31, 2018 CAD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Changes In Accounting Pronouncements [Line Items]
Right-of-use assets	$ 133,946
Non-current lease liabilities	$ 108,189		$ 15,807
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.40%		5.40%	5.40%
Current lease liabilities	$ 11,000
Operating Lease Commitment				$ 40.2
Lease liabilities	28,000			$ 34.3
Increase in Lease Liability		$ 62.8
At cost or in accordance with IFRS 16 within fair value model [member]
Changes In Accounting Pronouncements [Line Items]
Lease liabilities		$ 97.1
Capital assets [Member]
Changes In Accounting Pronouncements [Line Items]
Right-of-use assets	97,100
Lease Obligations [Member]
Changes In Accounting Pronouncements [Line Items]
Non-current lease liabilities	$ 86,100